Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 9 – Commitments and Contingencies Legal Matters The Company may become involved in various legal proceedings in the normal course of business.	Note 8 - Commitments and Contingencies Legal matters The Company may become involved in various legal proceedings in the normal course of business.